DERIVATIVE LIABILITIES - Valuation (Details)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Risk-free interest rate
Disclosure of derivative liabilities
Weighted average assumptions	0.0331	0.0306
Expected life
Disclosure of derivative liabilities
Warrant Life Warrants Issued	3 years 3 months 22 days	4 years 3 months 15 days
Expected annualized volatility
Disclosure of derivative liabilities
Weighted average assumptions	0.747	0.680
Dividend rate
Disclosure of derivative liabilities
Weighted average assumptions	0	0